Consolidated Statements of Cash Flows - DKK (kr) kr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net profit before tax	kr 2,009	kr 3,101
Reversal of financial items, net	(75)	(1,340)
Adjustment for non-cash transactions	423	347
Change in operating assets and liabilities	1,341	(179)
Cash flows from operating activities before financial items	3,698	1,929
Interest received	384	80
Interest elements of lease payments	(11)	(7)
Interest paid		(1)
Corporate taxes paid	(400)	(455)
Net cash provided by operating activities	3,671	1,546
Cash flows from investing activities:
Investment in intangible assets	(10)
Investment in tangible assets	(201)	(125)
Marketable securities bought	(7,112)	(4,061)
Marketable securities sold	5,490	2,965
Other investments bought	(15)	(22)
Net cash (used in) investing activities	(1,848)	(1,243)
Cash flows from financing activities:
Warrants exercised	103	34
Principal elements of lease payments	(50)	(30)
Purchase of treasury shares	(564)	(211)
Payment of withholding taxes on behalf of employees on net settled RSUs	(93)	(71)
Net cash provided by (used in) financing activities	(604)	(278)
Changes in cash and cash equivalents	1,219	25
Cash and cash equivalents at the beginning of the period	9,893	8,957
Exchange rate adjustments	(238)	834
Cash and cash equivalents at the end of the period	10,874	9,816
Cash and cash equivalents include:
Bank deposits	10,240	8,810
Short-term marketable securities	kr 634	kr 1,006